TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042                            HV-5795 – PremierSolutions Standard (Series A)

Supplement dated May 19, 2020 to your Prospectus

1.                        FUND REORGANIZATION

MERGING FUND	ACQUIRING FUND

Invesco Mid Cap Growth Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund
Invesco Oppenheimer Capital Income Fund	Invesco Multi-Asset Income Fund
Invesco Oppenheimer Equity Income Fund	Invesco Dividend Income Fund
Invesco Oppenheimer Mid Cap Value Fund	Invesco American Value Fund
Invesco Oppenheimer Real Estate Fund	Invesco Real Estate Fund

At meetings held on December 9-11, 2019, the Boards of Trustees of the Invesco Funds unanimously approved Agreements and Plan of Reorganizations (the “Agreements”) pursuant to which the Merging Funds noted above will transfer all or substantially all of their assets and liabilities (the “Reorganizations”) into the Acquiring Funds in exchange for shares of the Acquiring Funds that will be distributed to the Merging Funds shareholders.

The Reorganizations were consummated on April 17, 2020 (the “Closing Date”) and shareholders of the Merging Funds received shares of the Acquiring Funds that were equal in value to the shares of the Merging Funds that shareholders held immediately prior to the closing of the Reorganizations.

As a result of the Reorganizations, if any of your Participant Account values was allocated to the Merging Funds Sub-Account, that amount was merged into the Acquiring Funds Sub-Account.  If any portion of your future Contribution was allocated to the Merging Funds Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.  Effective as of the Closing Date, any transaction that includes an allocation to the Merging Funds Sub-Account was allocated automatically to the Acquiring Funds Sub-Account.

Participants who were automatically transferred to the Acquiring Funds Sub-Account as a result of the Reorganizations will be permitted to make one special transfer out of the Acquiring Funds Sub-Account to other available Sub-Accounts until 90 days after the date of the Reorganizations.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Effective as of the Closing Date, if you were enrolled in any Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Funds Sub-Account, the Merging Funds were replaced with the Acquiring Funds.

Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Funds are deleted and replaced with the Acquiring Funds.

2.                        FUND REORGANIZATIONS

MERGING FUND	ACQUIRING FUND
Invesco Mid Cap Core Equity Fund	Invesco Oppenheimer Main Street Mid Cap Fund®
Invesco Small Cap Discovery Fund	Invesco Small Cap Growth Fund

At meetings held on December 9-11, 2019, the Boards of Trustees of the Invesco Funds unanimously approved Agreements and Plan of Reorganizations (the “Agreements”) pursuant to which the Merging Funds noted above will transfer all or substantially all of their assets and liabilities (the “Reorganizations”) into the Acquiring Funds in exchange for shares of the Acquiring Funds that will be distributed to the Merging Funds shareholders.

The Reorganizations were consummated on May 15, 2020 (the “Closing Date”) and shareholders of the Merging Funds received shares of the Acquiring Funds that were equal in value to the shares of the Merging Funds that shareholders held immediately prior to the closing of the Reorganizations.

As a result of the Reorganizations, if any of your Participant Account values was allocated to the Merging Funds Sub-Account, that amount was merged into the Acquiring Funds Sub-Account.  If any portion of your future Contribution was allocated to the Merging Funds Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.  Effective as of the Closing Date, any transaction that includes an allocation to the Merging Funds Sub-Account was allocated automatically to the Acquiring Funds Sub-Account.

Participants who were automatically transferred to the Acquiring Funds Sub-Account as a result of the Reorganizations will be permitted to make one special transfer out of the Acquiring Funds Sub-Account to other available Sub-Accounts until 60 days after the date of the Reorganizations.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Effective as of the Closing Date, if you were enrolled in any Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Funds Sub-Account, the Merging Funds were replaced with the Acquiring Funds.

Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Merging Funds are deleted and replaced with the Acquiring Funds.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.